Contract Balances (Details) - Schedule of allowance for doubtful accounts - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of allowance for doubtful accounts [Abstract]
At the beginning of the year	¥ 25,853	¥ 1,751
Allowance made during the year	3,015	25,694
Write-off	(9,762)	(1,592)
At the end of the year	¥ 19,106	¥ 25,853